Share-based payments - Schedule of Monte Carlo Model (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock Price as of Measurement Date / BCA Date (in Dollars per share)	$ 10.32
Equity Volatility (Post BCA)	94.00%
Risk-Free Rate (5.00 Years)	4.28%
Risk-free rate term	5 years